Description of Organization, Business Operations and Basis of Presentation - Additional Information (Detail) - USD ($)			1 Months Ended
	Jun. 30, 2020	May 01, 2020	May 01, 2020	Sep. 30, 2020
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of units in a proposed public offering required to obtain adequate financial resources to commence operation			20,000,000
Number of units in proposed public offering if the underwriters overallotment option exercised in full			23,000,000
Proposed public offering price			$ 10.00
Number of warrants in proposed public offering required to obtain adequate financial resources to commence operation			5,975,000
Number of warrants in proposed public offering if the underwriters overallotment option is exercised in full			6,575,000
Price per private placement warrant		$ 1.00	$ 1.00
Temporary equity, redemption price per share	$ 10.00
Maximum net tangible assets for business combination	$ 5,000,001	$ 5,000,001	$ 5,000,001
Percentage of shares to be redeemed without consent			15.00%
Percentage of public shares to redeem	100.00%		100.00%
Interest to pay dissolution expenses	$ 100,000	100,000
Cash		25,000	$ 25,000	$ 1,002,785
Working capital		$ 39,000	$ 39,000	$ 42,000
Class A Common Stock
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, redemption price per share		$ 10.00	$ 10.00	$ 10.00